Consolidated Statement of Financial Position - CAD ($) $ in Millions		Jan. 31, 2022	Oct. 31, 2021
Assets
Cash and deposits with financial institutions	[1]	$ 99,053	$ 86,323
Precious metals		527	755
Trading assets
Securities		143,021	137,148
Loans		8,494	8,113
Other		1,432	1,051
Total trading assets		152,947	146,312
Securities purchased under resale agreements and securities borrowed		132,714	127,739
Derivative financial instruments		40,655	42,302
Investment securities		81,699	75,199
Loans
Residential mortgages		330,991	319,678
Personal loans		92,622	91,540
Credit cards		13,145	12,450
Business and government		236,072	218,944
Loans and receivables gross		672,830	642,612
Allowance for credit losses		5,492	5,626
Loans and receivables		667,338	636,986
Other
Customers' liability under acceptances, net of allowance		20,901	20,404
Property and equipment		5,582	5,621
Investments in associates		2,740	2,604
Goodwill and other intangible assets		16,752	16,604
Deferred tax assets		1,969	2,051
Other assets		22,597	21,944
Other Assets		70,541	69,228
Total assets		1,245,474	1,184,844
Deposits
Personal		247,067	243,551
Business and government		559,616	511,348
Financial institutions		44,362	42,360
Deposits		851,045	797,259
Financial instruments designated at fair value through profit or loss		23,979	22,493
Other
Acceptances		20,934	20,441
Obligations related to securities sold short		46,133	40,954
Derivative financial instruments		39,697	42,203
Obligations related to securities sold under repurchase agreements and securities lent		122,878	123,469
Subordinated debentures		6,338	6,334
Other liabilities		60,524	58,799
Other Liabilities		296,504	292,200
Total liabilities		1,171,528	1,111,952
Equity
Retained earnings		51,848	51,354
Accumulated other comprehensive income (loss)		(4,324)	(5,333)
Other reserves		227	222
Total common equity		66,172	64,750
Total equity attributable to equity holders of the Bank		71,724	70,802
Non–controlling interests in subsidiaries		2,222	2,090
Total equity		73,946	72,892
Total liabilities and equity		1,245,474	1,184,844
Common shares [member]
Equity
Common shares		18,421	18,507
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 5,552	$ 6,052

[1]	Net of allowances of $1 (October 31, 2021 – $1).